ABERDEEN FUNDS

Aberdeen Global Fixed Income Fund

Aberdeen Global Small Cap Fund

Supplement to the Aberdeen Funds Statutory Prospectus and the Statement of Information dated March 1, 2010, as amended.

1.  Effective July 1, 2010, the Board approved a change in the management fee payable by the Aberdeen Global Fixed Income Fund to Aberdeen Asset Management Inc. (the “Adviser”).

The following updates the Fund Assets and Management Fee information for the Aberdeen Global Fixed Income Fund located on page 118 under the Fund Management section of the Statutory Prospectus and the Investment Management Fee information located  on page 102 under the Investment Advisory and Other Services  section of the Statement of Additional Information:

Fund Assets	Management Fee

On assets up to $500 million	0.60%
On assets of $500 million up to $1 billion	0.55%
On assets of $1 billion or more	0.50%

The following updates the table of information under Summary — Aberdeen Global Fixed Income Fund, Fees and Expenses of the Fund located on page 85 in the Statutory Prospectus:

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	4.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None
Other Expenses	0.45%	0.36%	0.36%	0.36%	0.40%
Total Annual Fund Operating Expenses	1.30%	1.96%	1.46%	0.96%	1.00%
Less: Amount of Fee Limitations/Expense Reimbursements(2)	0.10%	0.01%	0.01%	0.01%	0.05%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	1.20%	1.95%	1.45%	0.95%	0.95%

2.  Effective July 1, 2010, the Board approved a change in the management fee payable by the Aberdeen Global Small Cap Fund to the Adviser.

The following updates the Fund Assets and Management Fee information for the Aberdeen Global Small Cap Fund located on page 118 under the Fund Management section of the Statutory Prospectus and the Investment Management Fee information for the Aberdeen Global Small Cap Fund located  on page 102 under the Investment Advisory and Other Services  section of the Statement of Additional Information:

Fund Assets	Management Fee

On assets up to $100 million	1.25%
On assets of $100 million or more	1.00%

THIS SUPPLEMENT IS DATED June 30, 2010

Please keep this supplement for future reference